Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
Entity Central Index Key	0000828806
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000173348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Resource Class
Trading Symbol	IRCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 10,273,987,613
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173347 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Reserve Class
Trading Symbol	IRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Reserve Class)	$52	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[3],[4]
Net Assets	$ 10,273,987,613
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Personal Investment Class
Trading Symbol	IPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Personal Investment Class)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[5],[6]
Net Assets	$ 10,273,987,613
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Private Investment Class
Trading Symbol	IPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Private Investment Class)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[7],[8]
Net Assets	$ 10,273,987,613
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029748 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Institutional Class
Trading Symbol	IPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[9],[10]
Net Assets	$ 10,273,987,613
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Investor Class
Trading Symbol	IMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11],[12]
Net Assets	$ 10,273,987,613
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029750 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Investor Class
Trading Symbol	FUGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13],[14]
Net Assets	$ 23,583,247,889
Holdings Count | Holding	141
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$23,583,247,889
Total number of portfolio holdings	141

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	59.1%
8-30	3.1%
31-60	3.0%
61-90	0.4%
91-180	12.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000400 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Institutional Class
Trading Symbol	IUGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[15],[16]
Net Assets	$ 23,583,247,889
Holdings Count | Holding	141
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$23,583,247,889
Total number of portfolio holdings	141

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	59.1%
8-30	3.1%
31-60	3.0%
61-90	0.4%
91-180	12.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.